SCHEDULE OF ASSETS FOR GENERAL INVESTMENT (Details) (Parenthetical)	Jun. 30, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Jun. 30, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received, carrying amount | $	$ 1,544,790	$ 3,019,896	$ 2,088,798	$ 705,309	$ 374,840	$ 288,419
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	679,029	628,883
Number of cryptocurrencies received, carrying amount | $	$ 1,544,790	$ 3,019,896
Filecoin [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	274,709	274,709
Filecoin [Member] | Huangtong International Co Ltd [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	679,029	628,883
Filecoin [Member] | Huangtong International Co Ltd [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	563,472	425,396
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received			45,574.55		33,552.58
Filecoin [Member] | Asset Purchase Agreement [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	104,647	104,647
Filecoin [Member] | Asset Purchase Agreement [Member] | HDP Capital Management Limited [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	150,000	150,000
Filecoin [Member] | Asset Purchase Agreement [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	149,673	99,527